Accounts Receivable and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule Of Accounts Receivable and Other Current Assets

(in millions)	2020	2019
Trade accounts receivable	$595	$504
Unbilled accounts receivable	571	601
Allowance for credit losses (1)	(64)	(35)
	1,102	1,070
Income tax receivable	72	35
Other (2)	195	192
	$1,369	$1,297
(1)    Allowance for doubtful accounts for 2019
(2)    Consists mainly of customer billings for non-core services, gas mitigation costs and collateral deposits for gas purchases, and the fair value of derivative instruments (Note 27)

Schedule of Allowance for Credit Losses
The allowance for credit losses balance changed during 2020 as follows.

(in millions)	2020
Balance, beginning of year	$(35)
Credit loss expensed	(36)
Credit loss deferred (Note 2)	(6)
Write-offs, net of recoveries	14
Foreign exchange	(1)
Balance, end of year	$(64)
The allowance for doubtful accounts balance changed during 2019 as follows.

(in millions)	2019
Balance, beginning of year	$(33)
Bad debt expensed	(21)
Write-offs, net of recoveries	18
Foreign exchange	1
Balance, end of year	$(35)